Note 11 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss	€ 1,004	€ 913
Deposits from credit institutions at fair value	111	0
Customer deposits at fair value	698	700
Debt certificates at fair value	3,642	3,288
Other financial liabilities at fair value	8,126	6,592
Financial liabilities at fair value through profit or loss	€ 12,577	€ 10,580